UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

       /s/ Arthur Pesner     Roslyn Heights, NY     January 25, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $106,499 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106      459    12900 SH       SOLE                        0        0    12900
AGNICO EAGLE MINES LTD         COM              008474108      891    21600 SH       SOLE                        0        0    21600
AMERICAN INTL GROUP INC        COM              026874107     4789    66830 SH       SOLE                     1000        0    65830
ANADARKO PETE CORP             COM              032511107      243     5578 SH       SOLE                        0        0     5578
APEX SILVER MINES LTD          ORD              G04074103      175    11000 SH       SOLE                        0        0    11000
AT&T INC                       COM              00206R102      673    18813 SH       SOLE                        0        0    18813
BANK OF AMERICA CORPORATION    COM              060505104      309     5787 SH       SOLE                        0        0     5787
BRISTOL MYERS SQUIBB CO        COM              110122108     4814   182918 SH       SOLE                     2000        0   180918
CATHAY GENERAL BANCORP         COM              149150104     1097    31800 SH       SOLE                        0        0    31800
CENTEX CORP                    COM              152312104      619    11000 SH       SOLE                        0        0    11000
CHEVRON CORP NEW               COM              166764100      409     5558 SH       SOLE                        0        0     5558
CIT GROUP INC                  COM              125581108     1489    26700 SH       SOLE                        0        0    26700
CITIGROUP INC                  COM              172967101      390     6997 SH       SOLE                        0        0     6997
CNA FINL CORP                  COM              126117100      206     5100 SH       SOLE                        0        0     5100
COCA COLA CO                   COM              191216100      507    10500 SH       SOLE                        0        0    10500
COHEN & STEERS QUALITY RLTY    COM              19247L106      223     9000 SH       SOLE                        0        0     9000
CREDIT SUISSE HIGH YLD BND F   SH BEN INT       22544F103      132    31500 SH       SOLE                        0        0    31500
CROSS TIMBERS RTY TR           TR UNIT          22757R109     1154    22800 SH       SOLE                        0        0    22800
DNP SELECT INCOME FD           COM              23325P104      142    13150 SH       SOLE                        0        0    13150
EXXON MOBIL CORP               COM              30231G102      297     3872 SH       SOLE                        0        0     3872
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     7413   310432 SH       SOLE                    13000        0   297432
FIDELITY NATL INFORMATION SV   COM              31620M106      422    10537 SH       SOLE                        0        0    10537
FIFTH THIRD BANCORP            COM              316773100     4622   112920 SH       SOLE                        0        0   112920
FOREST CITY ENTERPRISES INC    CL A             345550107      905    15500 SH       SOLE                        0        0    15500
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857      920    16500 SH       SOLE                        0        0    16500
GENERAL ELECTRIC CO            COM              369604103      271     7275 SH       SOLE                        0        0     7275
GEORGIA GULF CORP              COM PAR $0.01    373200203     2174   112600 SH       SOLE                    10000        0   102600
GERON CORP                     COM              374163103     4128   470200 SH       SOLE                    45000        0   425200
GREENBRIER COS INC             COM              393657101     3591   119700 SH       SOLE                     6000        0   113700
HEALTHCARE RLTY TR             COM              421946104     2191    55400 SH       SOLE                        0        0    55400
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102      589    12400 SH       SOLE                        0        0    12400
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     4937   200680 SH       SOLE                    15000        0   185680
INTEL CORP                     COM              458140100     3384   167100 SH       SOLE                        0        0   167100
JP MORGAN CHASE & CO           COM              46625H100      923    19100 SH       SOLE                        0        0    19100
LYONDELL CHEMICAL CO           COM              552078107     4781   186975 SH       SOLE                     5000        0   181975
MILLEA HOLDINGS INC            ADR              60032R106     1358    37850 SH       SOLE                        0        0    37850
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104     2663   213900 SH       SOLE                    13000        0   200900
MONTPELIER RE HOLDINGS LTD     SHS              G62185106     1917   103000 SH       SOLE                     5000        0    98000
NAVISTAR INTL CORP NEW         COM              63934E108     1003    30000 SH       SOLE                        0        0    30000
NEPHROS INC                    COM              640671103       32    22000 SH       SOLE                        0        0    22000
NEW YORK CMNTY BANCORP INC     COM              649445103      819    50878 SH       SOLE                        0        0    50878
NEWMONT MINING CORP            COM              651639106     2676    59275 SH       SOLE                        0        0    59275
O REILLY AUTOMOTIVE INC        COM              686091109      785    24500 SH       SOLE                        0        0    24500
OXFORD INDS INC                COM              691497309      397     8000 SH       SOLE                        0        0     8000
PENN WEST ENERGY TR            TR UNIT          707885109     1695    55450 SH       SOLE                        0        0    55450
PETROCHINA CO LTD              SPONSORED ADR    71646E100      493     3500 SH       SOLE                        0        0     3500
PICO HLDGS INC                 COM NEW          693366205     2729    78500 SH       SOLE                        0        0    78500
REDWOOD TR INC                 COM              758075402     1690    29100 SH       SOLE                        0        0    29100
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     1800    54800 SH       SOLE                        0        0    54800
SATCON TECHNOLOGY CORP         COM              803893106      168   147800 SH       SOLE                    75500        0    72300
SENECA FOODS CORP NEW          CL A             817070501     4916   202325 SH       SOLE                    43500        0   158825
SENECA FOODS CORP NEW          CL B             817070105     2442   100494 SH       SOLE                    11144        0    89350
SONOSITE INC                   COM              83568G104     4602   148800 SH       SOLE                    10000        0   138800
SONY CORP                      ADR NEW          835699307     4446   103800 SH       SOLE                        0        0   103800
SOUTHERN UN CO NEW             COM              844030106     1008    36080 SH       SOLE                        0        0    36080
STEEL DYNAMICS INC             COM              858119100     1363    42000 SH       SOLE                        0        0    42000
SUNCOR ENERGY INC              COM              867229106      355     4500 SH       SOLE                        0        0     4500
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      181    16590 SH       SOLE                        0        0    16590
TESSERA TECHNOLOGIES INC       COM              88164L100     3703    91800 SH       SOLE                     4000        0    87800
TOPPS INC                      COM              890786106       99    11125 SH       SOLE                        0        0    11125
TREX INC                       COM              89531P105     1380    60300 SH       SOLE                     1000        0    59300
VISTA GOLD CORP                COM NEW          927926204     1204   139500 SH       SOLE                     6300        0   133200
WYETH                          COM              983024100      306     6000 SH       SOLE                        0        0     6000